Allowance for Loan Losses - Impaired Financing Receivables - Average Recorded Investment and Interest Income Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	$ 15,319	$ 22,051
Impaired financing receivables, Interest Income Recognized, Total	570	989
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	3,316	4,761
Impaired financing receivables, Interest Income Recognized, Total	104	186
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	5,720	6,064
Impaired financing receivables, Interest Income Recognized, Total	219	436
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	2,767	5,855
Impaired financing receivables, Interest Income Recognized, Total	40	85
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	3,510	5,038
Impaired financing receivables, Interest Income Recognized, Total	207	282
Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total		302
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, Average Recorded Investment, Total	$ 6	$ 31